Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories

Inventories as of December 31, 2012, and 2011 consist of the following:

	2012	2011
	(in millions)
Raw materials	$1,027	$1,129
Work-in-process	226	218
Finished goods	2,481	2,315

Total inventories	$3,734	$3,662